UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 1999

Check here if Amendment [  ]:  Amendment Number:  _______
     This Amendment  (Check only one): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          The Torray Corporation
Address:       6610 Rockledge Drive, Suite 450,
               Bethesda, Maryland 20817

               ---------------------------------

Form 13F File Number:    28-6458

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          William M. Lane
Title:         Vice President
Phone:         (301) 493-4600

Signature, Place, and Date of Signing:

 /s/ WILLIAM M LANE                     Bethesda, Maryland            8/11/99
 ------------------------------         ---------------------       -----------
      [Signature]                         [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended June 30, 1999

                       If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___ .



                                           By:_________________________________
                                                  William M Lane, Vice President
                                                  for The Torray Corporation

JUNE 30, 1999                FORM 13F - THE TORRAY CORPORATION

                         Item 1             Item 2            Item 3           Item 4            Item 5                    Item 6

                                            Title             CUSIP         Fair Market           Total      Invest
Name of Issuer                             of Class           Number           Value             Shares      (a)Sole      (b)Shared
--------------                             --------           ------           -----             ------      -------      ---------
Allied Signal, Inc.                         common           019512102       86,275,000           800,000       X
 ....................................................................................................................................
American Express Company                    common            02581610       27,401,000           404,100       X
 ....................................................................................................................................
Amgen, Inc.                                 common           031162100       23,558,625           750,000       X
 ....................................................................................................................................
Archer Daniels Midland Company              common            03948310      113,898,000         3,298,000       X
 ....................................................................................................................................
AT&T Corporation                            common           001957109      105,450,000         1,350,000       X
 ....................................................................................................................................
Bank One Corporation                        common           06423A103        8,127,731           840,000       X
 ....................................................................................................................................
Boston Scientific Corporation               common           101137107       52,583,513         2,400,000       X
 ....................................................................................................................................
Carramerica Realty Corporation              common           144418100       49,250,294         1,063,600       X
 ....................................................................................................................................
Citigroup, Inc.                             common           172967101       47,309,063         1,763,518       X
 ....................................................................................................................................
Clear Channel Communications                common           184502102       21,621,600           117,900       X
 ....................................................................................................................................
Walt Disney Company                         common            25468710       72,000,000         2,800,000       X
 ....................................................................................................................................
Du Pont (E.I.) de Nemours                   common            26353410      105,952,875           911,000       X
 ....................................................................................................................................
Electronic Data Systems Corporation         common           285661104       83,767,105         1,873,200       X
 ....................................................................................................................................
Franklin Resources, Inc.                    common           354613101       13,603,125         1,709,000       X
 ....................................................................................................................................
General Dynamics Corporation                common            36955010       50,912,875           320,000       X
 ....................................................................................................................................
Gilette Company, The                        common           375766102       50,032,500         1,000,000       X
 ....................................................................................................................................
Hughes Electronics Corporation GM  "H"      common           370442832      105,585,750         2,036,000       X
 ....................................................................................................................................
IBM Corporation                             common            45920010       75,346,875           212,000       X
 ....................................................................................................................................
Illinois Tool Works                         common            45230810      100,989,075         1,389,000       X
 ....................................................................................................................................
IMS Health, Inc.                            common           449934108       26,590,000           435,300       X
 ....................................................................................................................................
J.P. Morgan & Company                       common            61688010       69,428,125           751,500       X
 ....................................................................................................................................
Kimberly Clark Corporation                  common           494368103       21,920,000           420,000       X
 ....................................................................................................................................
Loral Space & Communications Ltd.           common           G56462107       45,656,250         4,000,000       X
 ....................................................................................................................................
Mellon Bank Corporation                     common           585509102       34,221,600           940,800       X
 ....................................................................................................................................
Molex, Inc. A                               common           608554200       50,400,000           686,400       X
 ....................................................................................................................................
Northrop Grumman Corporation                common            66680710       41,000,000           742,700       X
 ....................................................................................................................................
PanAmSat Corporation                        common           697933109       23,940,000         1,215,000       X
 ....................................................................................................................................
Ralston Purina Company                      common           751277302       62,232,687           774,000       X
 ....................................................................................................................................
SLM Holding Corp.                           common           78442A109      114,525,000         2,204,400       X
 ....................................................................................................................................

                                                                       =================
TOTAL                                                                      1,683,578,668
                                                                       =================


                         Item 1                          Item 7                       Item 8

                                                                               Voting Authority
Name of Issuer                               (c)Other   Managers     (a) Sole     (b) Shared       (c)None
--------------                               --------   --------     --------     ----------       -------
Allied Signal, Inc.                                      All            800,000
 ............................................................................................................
American Express Company                                 All            404,100
 ............................................................................................................
Amgen, Inc.                                              All            750,000
 ............................................................................................................
Archer Daniels Midland Company                           All          3,298,000
 ............................................................................................................
AT&T Corporation                                         All          1,350,000
 ............................................................................................................
Bank One Corporation                                     All            840,000
 ............................................................................................................
Boston Scientific Corporation                            All          2,400,000
 ............................................................................................................
Carramerica Realty Corporation                           All          1,063,600
 ............................................................................................................
Citigroup, Inc.                                          All          1,763,518
 ............................................................................................................
Clear Channel Communications                             All            117,900
 ............................................................................................................
Walt Disney Company                                      All          2,800,000
 ............................................................................................................
Du Pont (E.I.) de Nemours                                All            911,000
 ............................................................................................................
Electronic Data Systems Corporation                      All          1,873,200
 ............................................................................................................
Franklin Resources, Inc.                                 All          1,709,000
 ............................................................................................................
General Dynamics Corporation                             All            320,000
 ............................................................................................................
Gilette Company, The                                     All          1,000,000
 ............................................................................................................
Hughes Electronics Corporation GM  "H"                   All          2,036,000
 ............................................................................................................
IBM Corporation                                          All            212,000
 ............................................................................................................
Illinois Tool Works                                      All          1,389,000
 ............................................................................................................
IMS Health, Inc.                                         All            435,300
 ............................................................................................................
J.P. Morgan & Company                                    All            751,500
 ............................................................................................................
Kimberly Clark Corporation                               All            420,000
 ............................................................................................................
Loral Space & Communications Ltd.                        All          4,000,000
 ............................................................................................................
Mellon Bank Corporation                                  All            940,800
 ............................................................................................................
Molex, Inc. A                                            All            686,400
 ............................................................................................................
Northrop Grumman Corporation                             All            742,700
 ............................................................................................................
PanAmSat Corporation                                     All          1,215,000
 ............................................................................................................
Ralston Purina Company                                   All            774,000
 ............................................................................................................
SLM Holding Corp.                                        All          2,204,400
 ............................................................................................................